Financial Income and Costs	12 Months Ended
Dec. 31, 2025
Profit (loss) [abstract]
Financial Income and Costs	Financial Income and Costs
(1)    Details of financial income for the years ended December 31, 2023, 2024 and 2025, are as follows:

(in millions of Korean won)	2023	2024	2025
Interest income	₩ 279,607	₩ 303,535	₩ 259,227
Gain on foreign currency transactions	27,407	27,268	90,310
Gain on foreign currency translation	11,944	43,566	85,808
Gain on derivative transactions	12,304	48,566	11,976
Gain on valuation of derivatives	49,881	399,261	64,695
Gain on disposal of trade receivables	3,441	—	—
Gain on valuation of financial instruments	32,477	13,166	41,757
Others	69,216	82,288	72,809
Total	₩ 486,277	₩ 917,650	₩ 626,582
(2)    Details of financial costs for the years ended December 31, 2023, 2024 and 2025, are as follows:

(in millions of Korean won)	2023	2024	2025
Interest expenses	₩ 356,345	₩ 374,665	₩ 366,032
Loss on foreign currency transactions	34,281	49,308	18,896
Loss on foreign currency translation	95,730	426,842	73,514
Loss on derivative transactions	417	10,651	79,887
Loss on valuation of derivatives	6,598	3,793	62,711
Loss on disposal of trade receivables	17,980	7,955	13,081
Loss on valuation of financial instruments	55,049	112,154	153,246
Others	2,282	9,413	4,430
Total	₩ 568,682	₩ 994,781	₩ 771,797